Reserves - Movement in capital contribution reserve (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Reserves
Balance as of beginning	$ 4,591	$ 4,591	$ 4,591	$ 3,452
Interest forgiveness on convertible notes and shareholder loan		267	1,517	2,411
Derecognition upon consummation of the BCA	$ (4,591)
Call option issued to shareholder				(96)
Deferred tax impact		(67)	(378)	(618)
Balance as of ending		$ 3,652	$ 4,591	$ 4,591